Stockholder’s equity (Details Narrative) - USD ($)	Apr. 09, 2025	Sep. 23, 2025	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share capital	$ 50,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share capital		$ 50,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	493,560,000		493,560,000	500,000,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Share consolidation description	every 16 class A ordinary shares with par value of $0.0001 each be consolidated into 1 class A ordinary share $0.0016 par value each (the “Class A Ordinary Shares”)
Common Class A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		30,847,500
Common stock par value		$ 0.0016
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	6,440,000		6,440,000
Common stock par value	$ 0.0001		$ 0.0001	$ 0.0001
Share consolidation description	every16 class B ordinary shares with par value of $0.0001 each be consolidated into 1 class B ordinary share $0.0016 par value each
Common Class B [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		402,500
Common stock par value		$ 0.0016
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	493,560,000
Common stock par value	$ 0.0001
Common stock, shares cancelled	6,440,000